EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information about Property, Plant and Equipment

	Computing Equipment	Software	Field Equipment	Office, Furniture and Leasehold Improvements	Road	Total

Cost

Balance at December 31, 2017	$235,586	$378,733	$4,218,220	$215,172	$1,773,585	$6,821,296
Additions	69,863	371,281	2,333,896	16,685	305,810	3,097,535
Disposals	-	-	(54,075)	-	-	(54,075)
Balance at December 31, 2018	305,449	750,014	6,498,041	231,857	2,079,395	9,864,756
Assets recognized on adoption of IFRS 16 (Notes 4 and 6)	-	-	354,163	2,472,349	-	2,826,512
Additions	111,281	189,171	38,841	302,475	-	641,768
Balance at December 31, 2019	$416,730	$939,185	$6,891,045	$3,006,681	$2,079,395	$13,333,036

Accumulated Depreciation

Balance at December 31, 2017	$127,923	$235,944	$1,121,800	$90,530	$262,025	$1,838,222
Depreciation	79,703	180,188	842,944	45,198	409,982	1,558,015
Disposals	-	-	(43,260)	-	-	(43,260)
Balance at December 31, 2018	207,626	416,132	1,921,484	135,728	672,007	3,352,977
Depreciation	84,405	235,159	1,042,981	574,357	455,498	2,392,400
Balance at December 31, 2019	$292,031	$651,291	$2,964,465	$710,085	$1,127,505	$5,745,377

Net book value:
At December 31, 2018	$97,823	$333,882	$4,576,557	$96,129	$1,407,388	$6,511,779
At December 31, 2019	$124,699	$287,894	$3,926,580	$2,296,596	$951,890	$7,587,659